Business Combination - Additional Information (Details) - USD ($)			12 Months Ended
	Feb. 19, 2025	Mar. 13, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Common shares issued			58,409,823	100
LBSM
Business Combination [Line Items]
Date of agreement		Mar. 13, 2024
Percentage of shares acquired		100.00%
Total consideration		$ 785,156
Outstanding purchase consideration			$ 68,564	$ 262,205
Acquisition installment paid			200,006	132,258
Finance cost			6,365	$ 9,307
MGO
Business Combination [Line Items]
Total consideration	$ 14,258,460
Additional common shares issued	2,606,338
Business combination, revenues			45,000,000
Business combination, net income (loss)			30,000,000
Business combination, net income exceeds			$ 25,000,000
Common shares issued	141,346
Fair value of earn out share liability	$ 3,917,767
Purchase price consideration including financial advisor amount	$ 103,429